Trade Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade Payables [Abstract]
Schedule of Trade Payables	Trade payables
	December 31, 2023	December 31, 2022
	RMB’000	RMB’000
Trade payables	34,818	35,012